CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income	$ 172,595	$ 96,787	$ 88,526
Adjustments to reconcile net income to net cash provided by operating activities
Provision for loan and lease losses	14,586	3,582	10,140
Depreciation and amortization	24,171	12,645	13,037
Stock-based compensation expense	6,219	5,446	5,354
Pension expense (income)	859	(628)	(1,153)
Net amortization (accretion) on investment securities	10,846	10,798	8,476
Net (gains) losses on sales of investments securities	161	(1,649)	(234)
Originations of loans held for sale	(157,771)	(157,796)	(232,526)
Net (gains) losses on sales of loans held for sale	(6,071)	(5,169)	(6,804)
Proceeds from sales of loans held for sale	167,374	163,300	246,829
Deferred income taxes	6,267	(4,488)	346
Life Insurance, Corporate or Bank Owned, Change in Value	5,454	3,792	186
Decrease (increase) in interest receivable	(3,808)	(5,707)	(1,456)
Decrease in indemnification asset	(1,900)	(10,117)	(5,613)
(Decrease) increase in interest payable	5,207	55	46
Decrease (increase) in other assets	34,360	(21,455)	(1,108)
(Decrease) increase in other liabilities	(10,043)	21,478	7,700
Net cash provided by (used in) operating activities	261,398	123,524	142,600
Investing activities
Proceeds from sales of investment securities available-for-sale	290,745	189,962	206,990
Proceeds from calls, paydowns and maturities of securities available-for-sale	387,351	224,690	186,132
Purchases of securities available-for-sale	(852,131)	(723,131)	(396,984)
Proceeds from Sale of Held-to-maturity Securities	0	0	4,862
Proceeds from calls, paydowns and maturities of securities held-to-maturity	36,671	121,903	127,021
Purchases of securities held-to-maturity	(14,014)	(23,402)	(11,196)
Purchases of other investment securities	(31,385)	(2,353)	(4,239)
Net decrease (increase) in interest-bearing deposits with other banks	(3,764)	48,476	(48,716)
Net decrease (increase) in loans and leases	(28,577)	(266,043)	(376,848)
Proceeds from disposal of other real estate owned	3,797	6,983	9,356
Purchases of premises and equipment	(18,228)	(6,537)	(9,726)
Cash Acquired from Acquisition	64,895	0	0
Payments for (Proceeds from) Businesses and Interest in Affiliates	(41,197)	0	0
Net cash provided by (used in) investing activities	(205,837)	(429,452)	(313,348)
Financing activities
Net (decrease) increase in total deposits	(18,690)	369,258	346,164
Net (decrease) increase in short-term borrowings	30,531	6,653	(130,513)
Payments on long-term borrowings	(52,460)	(94)	(86)
Proceeds from FHLBank Borrowings, Financing Activities	150,000	0	0
Cash dividends paid on common stock	(79,655)	(41,178)	(39,125)
Proceeds from exercise of stock options	284	341	801
Excess tax benefit on share-based compensation	0	0	264
Net cash provided by (used in) financing activities	30,010	334,980	177,505
Cash and due from banks
Net (decrease) increase in Cash and due from banks	85,571	29,052	6,757
Cash and due from banks at beginning of year	150,650	121,598	114,841
Cash and due from banks at end of year	236,221	150,650	121,598
Supplemental disclosures
Interest paid	84,125	49,474	33,233
Income taxes paid	16,004	38,329	37,566
Real Estate Owned, Transfer to Real Estate Owned excluding acquired OREO	1,821
Acquisition of other real estate owned through foreclosure	3,182	4,119	2,872
Issuance of restricted stock awards	8,797	6,416	5,759
Securities transferred from AFS to HTM	372,128	0	0
Common stock issued in bank acquisitions	1,043,424	0	0
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	3,342,781	0	0
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities	4,018,948	0	0
Goodwill	$ 676,167	$ 0	$ 0